SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL
As of December 31,
2023
Exercise price	$39.2-$6.86
Expected volatility	95%-90%
Risk-free interest	4.5%-3.8%
Expected life of up to (years)	4.1-4.4

SCHEDULE OF OPTION ACTIVITY

The following table summarizes the option activity for the years ended December 31, 2025, 2024 and 2023 for options granted to employees, officers, and directors:

	As of December 31,
	2025			2024			2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period	4,378,397	$0.14	4.1	5,088,555	$0.91	4.13	4,893,317	$3.01	5.92
Granted	-			-			382,142
Exercised	-			-			-
Forfeited	(592,690)			(710,158)			(186,904)
Outstanding at the end of period	3,785,707	$0.37	3.1	4,378,397	$0.14	4.1	5,088,555	$0.91	4.13
Exercisable at the end of period	3,564,277			3,616,098			3,360,818

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE

The total share-based compensation expense, related to Ordinary Shares, RSUs, options granted to employees, directors and service providers, was comprised, at each period, as follows:

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Cost of revenues	4	1	9
Research and development	435	387	849
Sales and marketing	48	36	118
General and administrative	460	364	465
	947	788	1,441
Less: Share-based compensation expense attributable to non-controlling interests	130	61	150
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	817	727	1,291